CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended			91 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Expenses
Field camps expenses	$ 368,466	$ 166,718	$ 148,168	$ 1,031,727
Surveying	106,472	22,586	14,154	193,912
Geophysics	143,088	106,382	660,027	909,497
Geochemistry	59,854	70,726	38,895	314,588
Geology	452,582	538,383	76,795	1,583,026
Drilling	669,436	1,103,893	339,094	4,892,100
Environmental testing	10,741	0	326	38,951
Mineral properties	0	100,000	100,000	663,045
Consulting fees - related parties	0	0	0	12,400
Consulting fees - others	0	4,174	183,691	194,624
Management fees	0	0	0	2,000
Professional fees	499,872	1,100,807	443,523	2,796,345
General and administrative expenses	3,111,081	2,431,515	1,458,173	7,606,107
(Gain) loss on sale of capital asset	(100)	(111,470)	1,213	(118,077)
Depreciation	169,157	160,313	146,548	702,037
Net operating loss	(5,590,649)	(5,694,027)	(3,610,607)	(20,822,282)
Interest income	56,531	9,898	142	68,984
Gain on Canadian dollar common share purchase warrants	263,398	80,815	0	344,214
Rental income	0	0	0	6,720
Warrant modification	0	0	0	(1,057,787)
Loss on deposit	0	0	0	(50,000)
Net loss and comprehensive loss	$ (5,270,720)	$ (5,603,314)	$ (3,610,465)	$ (21,510,151)
Basic and diluted loss per common share (note 9f) (in dollars per share)	$ (0.08)	$ (0.09)	$ (0.09)
Weighted average number of basic and diluted common shares outstanding (note 9f) (in shares)	62,753,840	59,558,895	38,903,807